Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Central Index Key	0000860720
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Morgan Stanley European Equity Fund Inc. | A
Prospectus:
Trading Symbol	EUGAX
Morgan Stanley European Equity Fund Inc. | B
Prospectus:
Trading Symbol	EUGBX
Morgan Stanley European Equity Fund Inc. | L
Prospectus:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | I
Prospectus:
Trading Symbol	EUGDX
Morgan Stanley European Equity Fund Inc. | Class C
Prospectus:
Trading Symbol	MSEEX